Eaton Vance

Short Duration Inflation-Protected Income Fund

July 31, 2021 (Unaudited)

Eaton Vance Short Duration Inflation-Protected Income Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in inflation protected instruments, including Treasury Inflation Protected Securities, and other fixed or floating-rate debt obligations with respect to which the Fund enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index or other measure of inflation and in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust managed by Boston Management and Research. The Fund owns a pro rata interest in the net assets of the Portfolio in which it invests. At July 31, 2021, the Fund owned 1.2% of the Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2021 is set forth below.

Eaton Vance

Short Duration Inflation-Protected Income Fund

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Investment in Affiliated Portfolio — 28.7%

Description		Value
Senior Debt Portfolio (identified cost, $93,530,837)		$95,424,818

Total Investment in Affiliated Portfolio (identified cost $93,530,837)		$95,424,818

Asset-Backed Securities — 2.2%

Security	Principal Amount (000’s omitted)	Value
ARI Fleet Lease Trust, Series 2018-B, Class A2, 3.22%, 8/16/27(1)	$27	$26,700
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,576	1,583,638
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class B, 4.32%, 1/15/26(1)	36	35,808
Foundation Finance Trust, Series 2017-1A, Class A, 3.30%, 7/15/33(1)	294	298,565
FREED ABS Trust:
Series 2019-2, Class A, 2.62%, 11/18/26(1)	58	58,466
Series 2020-FP1, Class A, 2.52%, 3/18/27(1)	139	139,699
LL ABS Trust, Series 2020-1A, Class A, 2.33%, 1/17/28(1)	382	384,341
Marlette Funding Trust:
Series 2019-2A, Class A, 3.13%, 7/16/29(1)	105	105,576
Series 2020-2A, Class B, 1.83%, 9/16/30(1)	425	428,055
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	95	97,399
Small Business Lending Trust, Series 2020-A, Class A, 2.62%, 12/15/26(1)	186	186,406
Sofi Consumer Loan Program, LLC, Series 2017-5, Class A2, 2.78%, 9/25/26(1)	2	2,035
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	1,264	1,283,970
Stack Infrastructure Issuer, LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	971	1,029,302
Tesla Auto Lease Trust:
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	164	164,874
Series 2020-A, Class A4, 0.78%, 12/20/23(1)	104	104,792
Theorem Funding Trust, Series 2020-1A, Class A, 2.48%, 10/15/26(1)	135	135,356
Vantage Data Centers, LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,105	1,116,904

Total Asset-Backed Securities (identified cost $7,171,593)		$7,181,886

Commercial Mortgage-Backed Securities — 0.7%

Security	Principal Amount (000’s omitted)	Value
COMM Mortgage Trust:
Series 2013-CR11, Class D, 5.285%, 8/10/50(1)(2)	$455	$453,541
Series 2015-CR22, Class D, 4.244%, 3/10/48(1)(2)	1,000	1,019,663
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D, 5.713%, 8/15/46(1)(2)	830	743,946

Total Commercial Mortgage-Backed Securities (identified cost $2,341,248)		$2,217,150

U.S. Treasury Obligations — 65.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Bonds:
2.00%, 1/15/26(3)	$9,492	$11,311,842
2.375%, 1/15/25(3)	11,422	13,361,569
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/22(3)	1,107	1,133,545
0.125%, 7/15/22(3)	3,511	3,628,441
0.125%, 1/15/23(3)	12,825	13,396,550
0.125%, 7/15/24(3)	10,767	11,654,029
0.125%, 10/15/24(3)	12,588	13,660,077
0.125%, 4/15/25(3)	14,587	15,909,480
0.125%, 10/15/25(3)	11,409	12,580,681
0.125%, 4/15/26(3)	6,157	6,796,836
0.125%, 7/15/26(3)	4,491	5,003,515
0.25%, 1/15/25(3)	17,044	18,601,802
0.375%, 7/15/23(3)	11,565	12,319,302
0.375%, 7/15/25(3)	9,646	10,708,895
0.50%, 4/15/24(3)	12,805	13,869,396
0.625%, 4/15/23(3)	16,252	17,198,070
0.625%, 1/15/24(3)	17,301	18,702,362
0.625%, 1/15/26(3)	15,857	17,861,524

Total U.S. Treasury Obligations (identified cost $211,005,700)		$217,697,916

Short-Term Investments — 1.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(4)	4,738,679	$4,738,679

Total Short-Term Investments (identified cost $4,738,679)		$4,738,679

Value
Total Investments — 98.5% (identified cost $318,788,057)	$327,260,449

Other Assets, Less Liabilities — 1.5%	$5,110,812

Net Assets — 100.0%	$332,371,261

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $9,399,036 or 2.8% of the Fund’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2021.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation
USD 7,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.335% (pays upon termination)	3/2/25	$257,420
USD 5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.404% (pays upon termination)	3/6/25	380,596
USD 4,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	0.655% (pays upon termination)	3/27/25	457,556
USD 6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.915% (pays upon termination)	9/2/25	411,299
USD 4,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	0.454% (pays upon termination)	3/24/26	588,381

Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation
USD 10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.729% (pays upon termination)	5/27/26	$138,027
USD 5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.901% (pays upon termination)	9/1/26	384,413
USD 10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.545% (pays upon termination)	4/19/27	262,660

						$2,880,352

Inflation Swaps
Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation
Bank of America, N.A.	$5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.784% (pays upon termination)	6/19/22	$216,065
Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.770% (pays upon termination)	6/22/22	219,222
Bank of America, N.A.	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.856% (pays upon termination)	1/9/24	351,367
Barclays Bank PLC	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.934% (pays upon termination)	7/20/22	214,408
Barclays Bank PLC	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.157% (pays upon termination)	1/9/23	252,089
Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.207% (pays upon termination)	1/23/23	111,106
Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.763% (pays upon termination)	1/2/24	241,045

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation
Goldman Sachs International	$7,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.890% (pays upon termination)	12/21/23	$315,082
Goldman Sachs International	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.783% (pays upon termination)	12/28/23	294,540

							$2,214,924

Abbreviations:

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Currency Abbreviations:

USD	-	United States Dollar

At July 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Fund enters into inflation swap agreements to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

At July 31, 2021, the value of the Fund’s investment in affiliated funds was $4,738,679, which represents 1.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,961,814	$102,834,425	$(101,057,612)	$52	$—	$4,738,679	$2,561	4,738,679

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investment in Affiliated Portfolio	$95,424,818	$—	$—	$95,424,818
Asset-Backed Securities	—	7,181,886	—	7,181,886
Commercial Mortgage-Backed Securities	—	2,217,150	—	2,217,150
U.S. Treasury Obligations	—	217,697,916	—	217,697,916
Short-Term Investments	—	4,738,679	—	4,738,679
Total Investments	$95,424,818	$231,835,631	$—	$327,260,449
Swap Contracts	$—	$5,095,276	$—	$5,095,276
Total	$95,424,818	$236,930,907	$—	$332,355,725

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for Senior Debt Portfolio at July 31, 2021 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.